Results per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net loss for the fiscal year attributed to controlling shareholders	R$ (1,222,259)	R$ (1,561,473)	R$ (7,221,538)
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Net loss for the fiscal year attributed to controlling shareholders	R$ (238,851)	R$ (311,590)	R$ (1,560,971)
Weighted average number of outstanding shares (in thousands)	2,863,683	2,863,683	2,863,683
Basic loss per share	R$ (0.083)	R$ (0.109)	R$ (0.545)
Diluted loss per share	R$ (0.083)	R$ (0.109)	R$ (0.545)
Preference shares [member]
IfrsStatementLineItems [Line Items]
Net loss for the fiscal year attributed to controlling shareholders	R$ (983,408)	R$ (1,249,883)	R$ (5,660,567)
Weighted average number of outstanding shares (in thousands)	336,821	327,062	295,486
Basic loss per share	R$ (2.920)	R$ (3.822)	R$ (19.157)
Diluted loss per share	R$ (2.920)	R$ (3.822)	R$ (19.157)